STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

November 22, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Select Preferred and Income Fund, Inc.
File Numbers: 333-168898; 811-22455

Ladies and Gentlemen:

Transmitted for filing on behalf of the above-referenced investment company (the “Fund”), is Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Fund intends to issue shares of common stock. The Amendment is being filed to increase the number of shares registered under the Securities Act and to make other non-material changes.

The Fund is relying on Rule 430A under the Securities Act and will include the final terms of its initial public offering in the Fund’s definitive Prospectus and Statement of Additional Information to be filed pursuant to Rule 497(h) under the Securities Act after the Registration Statement has been declared effective. The Fund filed its “Tandy” letter with Pre-Effective Amendment No. 1 to the Registration Statement, filed with the Securities and Exchange Commission (the “SEC”) on October 25, 2010.

The acceleration requests from the Fund and its principal underwriter, requesting acceleration of the effective date of the Fund’s Registration Statement so that it becomes effective on Tuesday, November 23, 2010 were filed as separate correspondence with the SEC on November 18, 2010.

Please telephone the undersigned at 212.806.6443, or Janna Manes of this office at 212.806.6141, with any comments or questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan